2. Going Concern	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Going Concern

2.  Going Concern

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern.  The Company had no operations and has a history of losses, resulting in an accumulated deficit of $9,363 and negative working capital of $4,344.  For the period ended December 31, 2014, the Company incurred a loss in the amount of $4,344.  In view of these matters, the Company's ability to continue as a going concern is dependent upon the Company's ability to find a suitable merger or acquire an operating company. There are no assurances that management will find a capable company for its purposes. The Company intends on financing its future activities and its working capital needs largely from the sale of public equity securities with some additional funding from other traditional financing sources, including term notes until such time that funds provided by operations are sufficient to fund working capital requirements. The financial statements of the Company do not include any adjustments relating to the recoverability and classification of recorded assets, or the amounts and classifications of liabilities that might be necessary should the Company be unable to continue as a going concern.